EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE
Schedule of earnings per share

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net income	$33,751	$27,248	$3,977

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	32,703,478	31,440,093	29,251,888
Effect of dilutive securities:
Employee stock options, warrants and RSUs	1,142,081	1,475,590	1,548,016

Denominator for diluted earnings per share - adjusted weighted average number of shares	33,845,559	32,915,683	30,799,904